SHAREHOLDERS' EQUITY - Normal Course Issuer Bid (Details) - 2020 NCIB - Class B Non-Voting Shares	Apr. 30, 2020 CAD ($) shares
Disclosure of classes of share capital [line items]
Authorized amount (in shares) | shares	34,900,000
Authorized amount | $	$ 500,000,000